Segment information - Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	€ 3,207		€ 3,259
Biopharma
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	204	€ 483
Acquisitions of property, plant and equipment	882	845
Acquisitions of other intangible assets	€ 414	€ 575